SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - D Boral A R C Acquisition I Corp [Member]	9 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Ordinary Shares Class A [Member]
Basic and diluted net income per share:
Allocation of income – basic and diluted | $	$ 2,509,890
Denominator:
Weighted average shares of Class B ordinary shares outstanding, basic | shares	15,393,007
Weighted average shares of Class B ordinary shares outstanding, diluted | shares	15,393,007
Class B ordinary shares - basic net income per share | $ / shares	$ 0.16
Class B ordinary shares - diluted net income per share | $ / shares	$ 0.16
Ordinary Shares Class B [Member]
Basic and diluted net income per share:
Allocation of income – basic and diluted | $	$ 1,946,080
Denominator:
Weighted average shares of Class B ordinary shares outstanding, basic | shares	11,935,190
Weighted average shares of Class B ordinary shares outstanding, diluted | shares	11,935,190
Class B ordinary shares - basic net income per share | $ / shares	$ 0.16
Class B ordinary shares - diluted net income per share | $ / shares	$ 0.16